Note 4 - Shareholder Remuneration System - Available Amount For Interim Divided Payments (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share holder Remuneration System Abstract
Profit	€ 2,462	€ 6,151	€ 4,762	€ 4,693
Additional Tier I Capital Instruments Remuneration	236
Dividends		(2,107)	(1,698)	(1,599)
Maximun Amount Distributable	2,226
Amount Of Proposed Interim Dividend	667
BBVA Cash Balance Available To The Date	€ 4,577	€ 58,196	€ 42,680	€ 40,039